Shareholder’s Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder’s Equity [Abstract]
Schedule of Non-Vested Share Activity

The following table summarizes non-vested share activity during the six months ended December 31, 2025:

	Number of shares	Weighted average grant date fair value
Outstanding as of January 1, 2025	—	$—
Granted	2,800,000	4.755
Vested	(2,800,000)	4.755
Outstanding as of December 31, 2025	—	$—